SCHEDULE OF FAIR VALUE ASSETS MEASURED ON RECURRING BASIS (Details) - Alpha Time Acquisition Corp [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment held in Trust Account	$ 53,347,588	$ 74,062,199
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment held in Trust Account	53,347,588	74,062,199
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment held in Trust Account
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment held in Trust Account